NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year	$ 206,193
Withdrawals from leaseback operation	(119,376)
Reversal of impairment loss		$ 8,055
Balance at year end balance	240,412	206,193
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year	206,193	186,714	$ 101,382
Additions	75,208	193,735	180,296
Business Combination	77,480
Assets sold, net	(314,815)	(147,760)	(52,164)
Increase / decrease by changes in fair value	(1,347)	2,296	(25,136)
Reclassifications	205,366	(29,989)	(20,038)
Effect of movements in exchange rates	(7,673)	1,197	2,374
Balance at year end balance	240,412	206,193	186,714
Non-current assets held for sale [member] | Investment property [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications	(4,323)	(21,722)	(19,718)
Non-current assets held for sale [member] | Investment
Disclosure of non-current assets held for sale [Line Items]
Reclassifications			(21)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications	32,325	(14,980)	$ (299)
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of non-current assets held for sale [Line Items]
Reclassifications	$ 177,364	$ 6,713